Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Financials Portfolio
November 30, 2025
FIN-NPRT3-0126
1.810693.121
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 1.0%
Financials - 1.0%
Insurance - 1.0%
AUB Group Ltd	406,166	9,912,212
FRANCE - 1.2%
Financials - 1.2%
Capital Markets - 1.2%
Amundi SA (a)(b)	156,800	12,554,059
GRAND CAYMAN (UK OVERSEAS TER) - 0.9%
Financials - 0.9%
Capital Markets - 0.9%
Patria Investments Ltd Class A (c)	621,600	9,367,512
MEXICO - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
Bolsa Mexicana de Valores SAB de CV	2,225,900	4,506,288
PUERTO RICO - 1.0%
Financials - 1.0%
Banks - 1.0%
Popular Inc	87,400	10,025,654
UNITED KINGDOM - 2.0%
Financials - 2.0%
Insurance - 2.0%
Hiscox Ltd	724,500	12,850,877
Lancashire Holdings Ltd	905,892	7,014,906

TOTAL UNITED KINGDOM		19,865,783
UNITED STATES - 93.3%
Financials - 92.5%
Banks - 34.5%
Associated Banc-Corp	341,600	8,980,664
Bank of America Corp	1,294,200	69,433,830
BOK Financial Corp	109,500	12,331,890
Citigroup Inc	339,300	35,151,480
East West Bancorp Inc	69,500	7,415,650
Eastern Bankshares Inc	529,000	9,961,070
First Hawaiian Inc (c)	234,300	5,838,756
First Interstate BancSystem Inc Class A	326,221	10,713,098
KeyCorp (c)	472,100	8,677,198
M&T Bank Corp (c)	84,337	16,042,584
Old National Bancorp/IN	592,100	12,866,333
TriCo Bancshares	168,200	8,090,420
Truist Financial Corp	432,100	20,092,650
UMB Financial Corp	102,458	11,381,035
United Community Bank/SC	185,700	5,674,992
US Bancorp	364,800	17,893,440
Wells Fargo & Co	833,290	71,537,947
WesBanco Inc (c)	187,300	6,044,171
Wintrust Financial Corp	60,100	8,054,602
Zions Bancorp NA	86,200	4,588,425
		350,770,235
Capital Markets - 22.1%
AllianceBernstein Holding LP	204,400	8,443,764
Blue Owl Capital Inc Class A (c)	919,700	13,795,500
Carlyle Group Inc/The	134,300	7,323,379
Charles Schwab Corp/The	328,200	30,433,986
Lazard Inc	247,592	12,503,396
LPL Financial Holdings Inc	100	35,604
MarketAxess Holdings Inc	68,600	11,242,854
Moody's Corp	32,400	15,901,272
Morgan Stanley	160,000	27,145,600
Nasdaq Inc	179,500	16,320,140
Northern Trust Corp	65,000	8,537,100
Perella Weinberg Partners Class A	204,523	3,734,590
Raymond James Financial Inc	62,400	9,768,096
State Street Corp	267,200	31,802,144
Stifel Financial Corp	99,500	12,139,000
Virtu Financial Inc Class A	427,100	15,273,096
		224,399,521
Consumer Finance - 4.4%
Capital One Financial Corp	94,946	20,799,820
FirstCash Holdings Inc	67,611	10,710,258
SLM Corp (c)	456,700	13,381,310
		44,891,388
Financial Services - 16.3%
Apollo Global Management Inc	193,336	25,491,352
Corpay Inc (d)	53,000	15,677,400
Essent Group Ltd	197,200	12,376,272
Mastercard Inc Class A	177,200	97,553,916
PayPal Holdings Inc	900	56,421
Voya Financial Inc	210,400	14,791,120
		165,946,481
Insurance - 15.2%
American Financial Group Inc/OH	95,600	13,166,032
Arthur J Gallagher & Co	55,000	13,619,100
Assurant Inc	73,300	16,724,128
Baldwin Insurance Group Inc/The Class A (c)(d)	343,449	9,791,731
Brown & Brown Inc	168,900	13,584,627
Chubb Ltd	87,500	25,915,750
First American Financial Corp	203,522	13,383,607
Neptune Insurance Holdings Inc Class A	600	13,992
Reinsurance Group of America Inc	196,593	37,327,113
Selective Insurance Group Inc	142,000	11,155,520
		154,681,600
TOTAL FINANCIALS		940,689,225

Industrials - 0.8%
Professional Services - 0.8%
TransUnion (c)	94,700	8,054,235
TOTAL UNITED STATES		948,743,460
TOTAL COMMON STOCKS (Cost $728,796,323)		1,014,974,968

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.02	1,565,475	1,565,788
Fidelity Securities Lending Cash Central Fund (e)(f)	4.02	37,535,994	37,539,748
TOTAL MONEY MARKET FUNDS (Cost $39,105,536)			39,105,536

TOTAL INVESTMENT IN SECURITIES - 103.6% (Cost $767,901,859)	1,054,080,504
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(36,575,323)
NET ASSETS - 100.0%	1,017,505,181

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,554,059 or 1.2% of net assets.

(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $12,554,059 or 1.2% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Non-income producing.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $14,909,174.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,695,880	103,390,242	106,520,356	71,940	22	-	1,565,788	1,565,475	0.0%
Fidelity Securities Lending Cash Central Fund	51,068,928	623,292,997	636,823,829	204,240	1,652	-	37,539,748	37,535,994	0.1%
Total	55,764,808	726,683,239	743,344,185	276,180	1,674	-	39,105,536

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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